NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2011
NATURE OF OPERATIONS
NATURE OF OPERATIONS
NOTE 1 - NATURE OF OPERATIONS

Wound Management Technologies, Inc. was incorporated in the State of Texas in December 2001 as MB Software, Inc.  In May 2008, MB Software, Inc. changed its name to Wound Management Technologies, Inc. The Company distributes collagen-based wound care products to healthcare providers such as physicians, clinics and hospitals.